Basis of Preparation and Significant Accounting Policies (Tables)	3 Months Ended
Dec. 31, 2022
Disclosure of voluntary change in accounting policy [abstract]
Summary of Financial Instruments At Fair Value

All financial instruments are initially recorded at fair value and designated as follows:

Financial Assets	Classification
Cash and cash equivalents	Financial assets at amortized cost
Short-term investments	FVTPL
Accounts receivable	Financial assets at amortized cost
Long-term investments	FVTOCI

Financial Liabilities	Classification
Accounts payable and accrued liabilities	Financial liabilities at amortized cost
Lease obligation	Financial liabilities at amortized cost
Derivative liabilities	FVTPL
Government loan	Financial liabilities at amortized cost
Bank loan	Financial liabilities at amortized cost